Leases - Future Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases
2022	$ 35,801
2023	27,730
2024	23,876
2025	16,913
2026	11,969
2027 & Thereafter	28,308
Total lease commitments	144,597
Less imputed interest	(18,465)
Total	126,132
Finance Leases
2022	3,114
2023	29,411
2024	0
2025	0
2026	0
2027 & Thereafter	0
Total lease commitments	32,525
Less imputed interest	(1,690)
Total	$ 30,835